RETIREMENT AND SEVERANCE BENEFITS (Tables)	12 Months Ended
Mar. 31, 2018
RETIREMENT AND SEVERANCE BENEFITS
Schedule of reconciliations of the beginning and ending balances of the benefit obligation and the fair value of plan assets

	Thousands of Yen
	2017	2018
Change in benefit obligation:
Benefit obligation at beginning of year	¥79,839	¥78,357
Service cost	24,641	22,638
Interest cost	123	120
Actuarial loss (gain)	(15,518)	6,370
Benefits paid	(11,539)	(14,839)
Foreign currency exchange rate changes	811	(1,223)
Benefit obligation at end of year	¥78,357	¥91,423

Change in plan assets:
Fair value of plan assets at beginning of year	¥20,486	¥23,828
Employer contributions	14,329	16,622
Benefits paid	(11,539)	(14,839)
Foreign currency exchange rate changes	552	(119)
Fair value of plan assets at end of year	23,828	25,492

Funded status at end of year	¥(54,529)	¥(65,931)

Schedule of amounts recognized in the consolidated balance sheets

	Thousands of Yen
	2017	2018
Retirement and severance benefits—current	¥8,468	¥8,012
Retirement and severance benefits—noncurrent	46,061	57,919
Amount recognized	¥54,529	¥65,931

Schedule of components of net periodic retirement cost

	Thousands of Yen
	2016	2017	2018
Service cost	¥17,468	¥24,641	¥22,638
Interest cost	35	123	120
Amortization of net gain	2,001	4,313	2,652
Net periodic retirement cost*(1)	¥19,504	¥29,077	¥25,410

*(1) Net periodic retirement cost are recorded in “Cost of revenue” and “Selling, general and administration expenses.”

Schedule of amounts recognized in other comprehensive income (loss), net of tax

	Thousands of Yen
	2016	2017	2018
Actuarial gain (loss)	¥(17,495)	¥13,759	¥(2,579)

Schedule of amounts recognized in accumulated other comprehensive income (loss), net of tax

	Thousands of Yen
	2017	2018
Accumulated actuarial loss	¥(9,517)	¥(12,096)

Schedule of assumptions used to determine the year-end benefit obligation

	2017	2018
Discount rate	0.27%	0.14%
Rate of compensation increase	4.70%	3.70%

Schedule of assumptions used to determine the net periodic retirement cost

	2016	2017	2018
Discount rate	0.17%	0.23%	0.27%
Rate of compensation increase	3.50%	5.10%	4.70%

Schedule of expected future benefit payments, which reflect expected future service

Years ending March 31,	Thousands of Yen
2019	¥8,012
2020	9,192
2021	10,423
2022	11,558
2023	11,678
2024 through 2029	50,136